Deferred Tax Liabilities - Change in deferred tax (Details) - SEK (kr) kr in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Cost at Opening Balance	kr 30,857	kr 37,454	kr 37,454
Tax loss carried forward	(5,291)	(4,758)	(5,065)
Exchange difference on translation	6,693	565	(1,532)
Cost at Closing Balance	kr 32,259	kr 33,261	kr 30,857